Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Fiscal year

Fiscal year

We operate on a monthly calendar, with a fiscal year that ends on December 31. Our Burger King Worldwide subsidiaries operate on the same fiscal calendar. The fiscal year of our Tim Hortons subsidiaries end on the Sunday nearest to December 31 which was December 28 in 2014.

Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and related rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). All material intercompany balances and transactions have been eliminated in consolidation.

We are the sole general partner of Partnership and, as such we have the exclusive right, power and authority to manage, control, administer and operate the business and affairs and to make decisions regarding the undertaking and business of Partnership, subject to the terms of the partnership agreement and applicable laws. As a result, we consolidate the results of Partnership and record a noncontrolling interest in our consolidated balance sheets and statements of operations with respect the remaining economic interest in Partnership we do not hold.

We also consider for consolidation entities in which we have certain interests, where the controlling financial interest may be achieved through arrangements that do not involve voting interests. Such an entity, known as a variable interest entity (“VIE”), is required to be consolidated by its primary beneficiary. The primary beneficiary is the entity that possesses the power to direct the activities of the VIE that most significantly impact its economic performance and has the obligation to absorb losses or the right to receive benefits from the VIE that are significant to it. Our most significant variable interests are in entities that operate restaurants under our subsidiaries’ franchise arrangements and certain equity method investees that operate as master franchisees. Our maximum exposure to loss resulting from involvement with potential VIEs is attributable to trade and notes receivable balances, outstanding loan guarantees and future lease payments, where applicable.

We not have any ownership interests in our franchisees’ businesses, except for investments in various entities that are accounted for under the equity method. As Burger King franchise and master franchise arrangements provide the franchise and master franchise entities the power to direct the activities that most significantly impact their economic performance, we do not consider ourselves the primary beneficiary of any such entity that might be a VIE. Tim Hortons has historically entered into certain arrangements in which an operator acquires the right to operate a restaurant, but Tim Hortons owns the restaurant’s assets. In these arrangements, Tim Hortons has the ability to determine which operators manage the restaurants and for what duration. Tim Hortons previously also entered into interest-free financing in connection with a Franchise Incentive Program (“FIP Note”) with certain U.S. restaurant owners whereby restaurant owners finance the initial franchise fee and purchase of restaurant assets. In both operator and FIP arrangements, we perform an analysis to determine if the legal entity in which operations are conducted is a VIE and consolidate a VIE entity if we also determine Tim Hortons is the entity’s primary beneficiary (“VIE Restaurants”). Additionally, Tim Hortons participates in advertising funds which, on behalf of Tim Hortons Company and franchise restaurants, collect contributions and administer funds for advertising and promotional programs. Tim Hortons is the sole shareholder (Canada) and sole member (U.S.) in these funds, and is the primary beneficiary of these funds (the “Advertising VIEs”).

Investments in other affiliates owned 50% or less where we have significant influence are accounted for by the equity method.

Concentrations of Risk

Concentrations of Risk

Our operations include franchise and Company restaurants located in approximately 100 countries and territories worldwide. Of the 19,043 restaurants in operation as of December 31, 2014, 18,978 were franchise restaurants and 65 were Company restaurants.

Four distributors currently service approximately 89% of our U.S. Burger King system restaurants and the loss of any one of these distributors would likely adversely affect our business. In many of our international markets, a single distributor services all the Burger King restaurants in the market. The loss of any of one of these distributors would likely have an adverse effect on the market impacted, and depending on the market, could have an adverse impact on our financial results. In addition, we have moved to a business model in which we enter into exclusive agreements with master franchisees to develop and operate restaurants, and subfranchise to third parties the right to develop and operate restaurants in defined geographic areas. The termination of an arrangement with a master franchisee or a lack of expansion by certain master franchisees could result in the delay or discontinuation of the development of franchise restaurants, or an interruption in the operation of our brand in a particular market or markets.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and accompanying notes. Management adjusts such estimates and assumptions when facts and circumstances dictate. Volatile credit, equity, foreign currency and energy markets and declines in consumer spending may continue to affect the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

Foreign Currency Translation

Foreign Currency Translation

Our functional currency is the U.S. dollar, as our redeemable preferred shares and related preferred dividends, our Term Loan Facility and second lien secured senior notes are denominated in U.S. dollars and the principal market for our common shares is the U.S. The functional currency of each of our operating subsidiaries is generally the local currency. Foreign currency balance sheets are translated using the end of period exchange rates, and statements of operations and statements of cash flows are translated at the average exchange rates for each period. The translation adjustments resulting from the translation of foreign currency financial statements are recorded in other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

Foreign Currency Transaction Gains or Losses

Foreign Currency Transaction Gains or Losses

Foreign currency transaction gains or losses resulting from the re-measurement of our foreign-denominated assets and liabilities or our subsidiaries are reflected in earnings in the period when the exchange rates change and are included within other operating (income) expenses, net in the consolidated statements of operations.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include short-term, highly liquid investments with original maturities of three months or less and credit card receivables.
Restricted Cash and Cash Equivalents

Restricted Cash and Cash Equivalents

Proceeds from the initial sale or reloading of the Tim Hortons Tim Card® quick-pay cash card program (“Tim Card”) are recognized as Restricted cash and cash equivalents in the consolidated balance sheet along with a corresponding obligation. This amount represents the amount of cash loaded onto Tim Cards by guests, less redemptions and loans to the Tim Hortons Advertising and Promotion Fund (Canada) Inc. (the “Tim Hortons Ad Fund”). A Tim Card entitles the holder to use the value for purchasing products and the amounts generally are not redeemable for cash. When a guest uses a Tim Card to purchase products at a Company restaurant (including consolidated VIEs), we recognize the revenue from the sale of the product and relieve the obligation. When a customer uses a Tim Card at a franchise restaurant, we remit the cash to the restaurant owner from Restricted cash and cash equivalents and relieve the obligation. Changes in Restricted cash and cash equivalents and obligations under the Tim Card program are reflected as operating activities in the consolidated statement of cash flows. Purchases of, and proceeds upon, the maturity of restricted investments are included in investing activities in the consolidated statement of cash flows.

Notes Receivable

Notes Receivable

Notes receivable represent loans made to franchisees arising from refranchisings of Company restaurants, sales of property and FIP Notes. In certain cases past due trade receivables from franchisees are restructured into an interest-bearing note, which are generally already fully reserved, and as a result, are transferred to notes receivable at a net carrying value of zero. Notes receivable with a carrying value greater than zero are written down to net realizable value when it is probable or likely that we are unable to collect all amounts due under the contractual terms of the loan agreement.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

We evaluate the collectability of our trade accounts receivable from franchisees based on a combination of factors, including the length of time the receivables are past due and the probability of collection from litigation or default proceedings, where applicable. We record a specific allowance for doubtful accounts in an amount required to adjust the carrying values of such balances to the amount that we estimate to be net realizable value. We write off a specific account when (a) we enter into an agreement with a franchisee that releases the franchisee from outstanding obligations, (b) franchise agreements are terminated and the projected cost of collections exceeds the benefits expected to be received from pursuing the balance owed through legal action, or (c) franchisees do not have the financial wherewithal or unprotected assets from which collection is reasonably assured.

Inventories

Inventories

Inventories are carried at the lower of cost or net realizable value and consist primarily of raw materials such as green coffee beans and finished goods such as new equipment, parts, paper supplies and restaurant food items. The moving average method is used to determine the cost of raw material inventories and finished goods inventories held for sale to Tim Hortons franchisees.

Property and Equipment, net

Property and Equipment, net

We record property and equipment at historical cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives of the assets.

Depreciation Periods
Land
Buildings and improvements	(up to 40 years)
Restaraunt equipment	(up to 18 years)
Furniture, fixtures, and other	(up to 10 years)
Manufacturing equipment	(up to 30 years)
Capital Leases	(up to 40 years or lease term)

Leasehold improvements to properties where we are the lessee are amortized over the lesser of the remaining term of the lease or the estimated useful life of the improvement.

We are considered to be the owner of certain restaurants leased from an unrelated lessor because Tim Hortons constructed some of the structural elements of those restaurants. Accordingly, we have included these restaurant properties in Property and equipment, net in the consolidated balance sheet and recognized the lessor’s contributions to the construction costs for these restaurants as other debt.

Major improvements are capitalized, while maintenance and repairs are expensed when incurred.

Assets Held For Sale

Assets Held For Sale

We classify assets as held for sale when we commit to a plan to dispose of the assets in their current condition at a price that is reasonable, and we believe completing the plan of sale within one year is probable without significant changes. Assets held for sale are recorded at the lower of their carrying value or fair value, less costs to sell and we cease depreciation on assets at the time they are classified as held for sale. We classify impairment losses associated with restaurants held for sale as losses on refranchisings.

If we subsequently decide to retain assets previously classified as held for sale, the assets would be reclassified from assets held for sale at the lower of (a) their then-current fair value or (b) the carrying value at the date the assets were classified as held for sale, less the depreciation that would have been recorded since that date.

Leases

Leases

We define a lease term as the initial term of the lease plus any renewals covered by bargain renewal options or that are reasonably assured of exercise because non-renewal would create an economic penalty plus any periods that the Company has use of the property but is not charged rent by a landlord (“rent holiday”).

Assets we acquire as lessee under capital leases are stated at the lower of the present value of future minimum lease payments or fair market value at the date of inception of the lease. Capital lease assets are depreciated using the straight-line method over the shorter of the useful life of the asset or the underlying lease term.

We also have net investments in properties leased to franchisees, which meet the criteria of direct financing leases. Investments in direct financing leases are recorded on a net basis, consisting of the gross investment and residual value in the lease less the unearned income. Unearned income is recognized over the lease term yielding a constant periodic rate of return on the net investment in the lease. Direct financing leases are reviewed for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable based on the payment history under the lease.

We record rent expense and income from operating leases that contain rent holidays or scheduled rent increases on a straight-line basis over the lease term. Contingent rentals are generally based on a percentage of restaurant sales or as a percentage of restaurant sales in excess of stipulated amounts, and thus are not considered minimum lease payments at lease inception.

Favorable and unfavorable operating leases are recorded in connection with the acquisition method of accounting. We amortize favorable and unfavorable leases on a straight-line basis over the remaining term of the leases, as determined at the acquisition date. Upon early termination of a lease, the write-off of the favorable or unfavorable lease carrying value associated with the lease is recognized as a loss or gain within other operating (income) expense, net in the consolidated statements of operations. Amortization of favorable and unfavorable leases on Company restaurants is included in costs of sales in the consolidated statement of operations. Amortization of favorable and unfavorable income leases is included in franchise and property revenues in the consolidated statement of operations. Amortization of favorable and unfavorable commitment leases for franchise restaurants is included in franchise and property expenses in the consolidated statement of operations.

Lease incentives we provide to our lessees are recorded as a lease incentive asset and amortized as a reduction of rental income on a straight-line basis over the lease term. Lease incentives we receive from a landlord are recognized as a liability and amortized as a reduction of rent expense over the lease term.

We recognize a loss on leases and subleases and a related lease liability when expenses to be recorded under the lease exceed future minimum rents to us under the lease or sublease. The lease liability is amortized on a straight-line basis over the lease term as a reduction of property expense.

Goodwill and Intangible Assets Not Subject to Amortization

Goodwill and Intangible Assets Not Subject to Amortization

Goodwill and indefinite-lived intangible assets are not amortized, but are tested for impairment on an annual basis and more often if an event occurs or circumstances change that indicates impairment might exist. Our indefinite-lived intangible assets consist of the Tim Hortons brand and the Burger King brand (the “Brands”). Our annual goodwill impairment testing date is October 1 of each year. Our impairment review for goodwill consists of a qualitative assessment of whether it is more-likely-than-not that a reporting unit’s fair value is less than its carrying amount, and if required, followed by a two-step process of determining the fair value of the reporting unit and comparing it to the carrying value of the net assets allocated to the reporting unit. If the qualitative assessment demonstrates that it is more-likely-than-not that the estimated fair value of the reporting unit exceeds its carrying value, it is not necessary to perform the two-step goodwill impairment test. We may elect to bypass the qualitative assessment and proceed directly to the two-step process, for any reporting unit, in any period. We can resume the qualitative assessment for any reporting unit in any subsequent period. When performing the two-step process, if the fair value of the reporting unit exceeds its carrying value, no further analysis or write-down of goodwill is required. If the fair value of the reporting unit is less than the carrying value of its net assets, the implied fair value of the reporting unit is allocated to all its underlying assets and liabilities, including both recognized and unrecognized tangible and intangible assets, based on their fair value. If necessary, goodwill is then written down to its implied fair value. Our impairment review for the Brands consists of a qualitative assessment similar to goodwill and if necessary, a comparison of the fair value of the Brands with carrying amount. If the carrying amount exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. If the fair value exceeds its carrying amount, the asset is not considered impaired.

We completed our goodwill and Brand impairment tests as of October 1, 2014, 2013 and 2012 and no impairment resulted.

When we dispose of a restaurant business within six months of acquisition, the goodwill recorded in connection with the acquisition is written off. Otherwise, goodwill is written off based on the relative fair value of the business sold to the reporting unit when disposals occur more than six months after acquisition. The sale of Company restaurants to franchisees is referred to as a “refranchising.”

Long-Lived Assets

Long-Lived Assets

Long-lived assets, such as property and equipment and intangible assets subject to amortization, are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Some of the events or changes in circumstances that would trigger an impairment review include, but are not limited to, bankruptcy proceedings or other significant financial distress of a lessee; significant negative industry or economic trends; knowledge of transactions involving the sale of similar property at amounts below the carrying value; or our expectation to dispose of long-lived assets before the end of their estimated useful lives. The impairment test for long-lived assets requires us to assess the recoverability of long-lived assets by comparing their net carrying value to the sum of undiscounted estimated future cash flows directly associated with and arising from use and eventual disposition of the assets. Long-lived assets are grouped for recognition and measurement of impairment at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets. If the net carrying value of a group of long-lived assets exceeds the sum of related undiscounted estimated future cash flows, we must record an impairment charge equal to the excess, if any, of net carrying value over fair value.

Equity Method Investments

Equity Method Investments

Equity investments in which we have significant influence but not control are accounted for using the equity method and are included in other assets, net in our consolidated balance sheets. Our share of investee net income or loss is classified as (income) loss from equity method investments in our consolidated statements of operations. The difference between the carrying value of our equity investment and the underlying equity in the historical net assets of the investee is accounted for as if the investee were a consolidated subsidiary. Accordingly, the carrying value difference is amortized over the estimated lives of the assets of the investee to which such difference would have been allocated if the equity investment were a consolidated subsidiary. To the extent the carrying value difference represents goodwill or indefinite lived assets, it is not amortized. We did not record basis difference amortization related to equity method investments for 2014, 2013 and 2012. We evaluate our investments in equity method investments for impairment whenever events occur or circumstances change in a manner that indicates our investment may not be recoverable. We did not record impairment charges related to equity method investments for 2014, 2013 and 2012.

Other Comprehensive Income (Loss)

Other Comprehensive Income (Loss)

Other comprehensive income (loss) refers to revenues, expenses, gains and losses that are included in comprehensive income (loss), but are excluded from net income (loss) as these amounts are recorded directly as an adjustment to shareholders’ equity, net of tax. Our other comprehensive income (loss) is comprised of unrealized gains and losses on foreign currency translation adjustments, unrealized gains and losses on hedging activity, net of tax, and minimum pension liability adjustments, net of tax.

Derivative Financial Instruments

Derivative Financial Instruments

We recognize and measure all derivative instruments as either assets or liabilities at fair value in the Consolidated Balance Sheets. We may enter into derivatives that are not initially designated as hedging instruments for accounting purposes, but which largely offset the economic impact of certain transactions.

Gains or losses resulting from changes in the fair value of derivatives are recognized in earnings or recorded in other comprehensive income (loss) and recognized in the consolidated statements of operations when the hedged item affects earnings, depending on the purpose of the derivatives and whether they qualify for, and we have applied, hedge accounting treatment. The ineffective portion of gains or losses on derivatives is reported in current earnings.

When applying hedge accounting, our policy is to designate, at a derivative’s inception, the specific assets, liabilities or future commitments being hedged, and to assess the hedge’s effectiveness at inception and on an ongoing basis. We discontinue hedge accounting when: (i) we determine that the cash flow derivative is no longer effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) it is no longer probable that the forecasted transaction will occur; or (iv) management determines that designation of the derivatives as a hedge instrument is no longer appropriate. We may elect not to designate the derivative as a hedging instrument where the same financial impact is achieved in the financial statements. We do not enter into or hold derivatives for speculative purposes.

Disclosures About Fair Value

Disclosures About Fair Value

Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustment in certain circumstances. These items primarily include (i) assets acquired and liabilities assumed initially measured at fair value in connection with the application of acquisition accounting, (ii) long-lived assets, reporting units with goodwill and intangible assets for which fair value is determined as part of the related impairment tests and (iii) asset retirement obligations initially measured at fair value. At December 31, 2014 and December 31, 2013, there were no significant adjustments to fair value or fair value measurements required for non-financial assets or liabilities.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market, or if none exists, the most advantageous market, for the specific asset or liability at the measurement date (the exit price). The fair value should be based on assumptions that market participants would use when pricing the asset or liability. The fair values are assigned a level within the fair value hierarchy, depending on the source of the inputs into the calculation, as follows:

Level 1 Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.

Level 3 Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

Certain of our derivatives are valued using various pricing models or discounted cash flow analyses that incorporate observable market parameters, such as interest rate yield curves and currency rates, classified as Level 2 within the valuation hierarchy. Derivative valuations incorporate credit risk adjustments that are necessary to reflect the probability of default by the counterparty or us.

The carrying amounts for cash and equivalents, trade accounts and notes receivable and accounts and drafts payable approximate fair value based on the short-term nature of these accounts.

Restricted investments, consisting of investment securities held in a rabbi trust to invest compensation deferred under our Executive Retirement Plan and fund future deferred compensation obligations, are carried at fair value, with net unrealized gains and losses recorded in our consolidated statements of operations. The fair value of these investment securities are determined using quoted market prices in active markets classified as Level 1 within the fair value hierarchy.

Fair value of variable rate term debt was estimated using inputs based on bid and offer prices and are Level 2 inputs within the fair value hierarchy.

The determinations of fair values of certain tangible and intangible assets for purposes of the application of the acquisition method of accounting to the acquisition of Tim Hortons were based upon level 3 inputs. The determination of fair values of our reporting units and the determination of the fair value of the Burger King brand for our 2014 annual impairment evaluations of goodwill and brand intangible asset, respectively, were based upon level 3 inputs.

Revenue Recognition

Revenue Recognition

Revenues include franchise revenues, property income, retail sales at Company restaurants, including VIE restaurants, and distribution sales. Franchise revenues consist primarily of royalties, based on a percentage of sales reported by the franchise restaurants, and initial and renewal franchise fees paid by franchisees. Property income consists of operating lease rentals and earned income on direct financing leases on property leased or subleased to franchisees. Retail sales at Company restaurants (including VIE Restaurants) are recognized at the point of sale. We present Company restaurant sales net of sales tax and other sales-related taxes. Revenues from distribution sales are recognized upon delivery.

Royalties are based on a percentage of gross sales at franchise restaurants and are recognized when earned and collectability is reasonably assured. Initial franchise fees are recognized as revenue when the related restaurant begins operations and completion of all material services and conditions by the Company. Fees collected in advance are deferred until earned. A franchisee may pay a renewal franchise fee and renew its franchise for an additional term. Renewal franchise fees are recognized as revenue upon receipt of the non-refundable fee and execution of a new franchise agreement. Upfront fees paid by franchisees in connection with development agreements are deferred when the development agreement includes a minimum number of restaurants to be opened by the franchisee. The deferred amounts are recognized as franchise fee revenue on a pro rata basis as the franchisee opens each respective restaurant. The cost recovery accounting method is used to recognize revenues for franchisees for which collectability is not reasonably assured. Rental income for base rentals is recorded on a straight-line basis over the term of the lease and earned income on direct financing leases are recognized when earned and collectability is reasonably assured. Contingent rent is recognized on an accrual basis as earned, and any amounts received from lessees in advance of achieving stipulated thresholds are deferred until such threshold is actually achieved.

Our businesses are moderately seasonal. Our restaurant sales are typically higher in the spring and summer months when weather is warmer than in the fall and winter months. Because our businesses are moderately seasonal, results for any one quarter are not necessarily indicative of the results that may be achieved for any other quarter or for the full fiscal year.

Advertising and Promotional Costs

Advertising and Promotional Costs

Historically Company restaurants and franchise restaurants have contributed to advertising funds that our subsidiaries manage in the United States and Canada and certain other international markets. Under our franchise agreements, advertising contributions received from franchisees must be spent on advertising, product development, marketing and related activities. Since we act as an agent for these specifically designated contributions, the revenues and expenses of the advertising funds are generally netted in our consolidated statements of operations and cash flows.

The advertising funds expense the production costs of advertising when the advertisements are first aired or displayed. All other advertising and promotional costs are expensed in the period incurred.

Advertising expense, which primarily consists of advertising contributions by Company restaurants (including VIE Restaurants) based on a percentage of gross sales, totaled $2.4 million for 2014, $6.2 million for 2013 and $48.3 million for 2012 and is included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

As of the balance sheet date, contributions received may not equal advertising and promotional expenditures for the period due to the timing of advertising promotions. To the extent that contributions received exceed advertising and promotional expenditures, the excess contributions are accounted for as a deferred liability and are recorded in accrued advertising in the accompanying consolidated balance sheets. To the extent that advertising and promotional expenditures temporarily exceed contributions received, the excess expenditures are accounted for as a receivable from the fund and are recorded in prepaids and other current assets, net in the accompanying consolidated balance sheets.

In Canada and most of our international markets, franchisees contribute to advertising funds that are not managed by us. Such contributions and related fund expenditures are not reflected in our results of operations or financial position.

Insurance Reserves

Insurance Reserves

We carry insurance to cover claims such as workers’ compensation, general liability, automotive liability, executive risk and property, and we are self-insured for healthcare claims for eligible participating employees. Through the use of insurance program deductibles (up to $5.0 million) and self insurance, we retain a significant portion of the expected losses under these programs. Insurance reserves have been recorded based on our estimates of the anticipated ultimate costs to settle all claims, on an undiscounted basis, both reported and incurred-but-not-reported (IBNR).

Litigation accruals

Litigation accruals

From time to time, we are subject to proceedings, lawsuits and other claims related to competitors, customers, employees, franchisees, government agencies and suppliers. We are required to assess the likelihood of any adverse judgments or outcomes to these matters as well as potential ranges of probable losses. A determination of the amount of accrual required, if any, for these contingencies is made after careful analysis of each matter. The required accrual may change in the future due to new developments in settlement strategy in dealing with these matters.

Guarantees

Guarantees

We record a liability to reflect the estimated fair value of guarantee obligations at the inception of the guarantee. Expenses associated with the guarantee liability, including the effects of any subsequent changes in the estimated fair value of the liability, are classified as other operating income (expenses), net in our consolidated statements of operations.

Income Taxes

Income Taxes

Amounts in the financial statements related to income taxes are calculated using the principles of FASB ASC Topic 740, “Income Taxes.”Under these principles, deferred tax assets and liabilities reflect the impact of temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes, as well as tax credit carryforwards and loss carryforwards. These deferred taxes are measured by applying currently enacted tax rates. A deferred tax asset is recognized when it is considered more likely than not to be realized. The effects of changes in tax rates on deferred tax assets and liabilities are recognized in income in the year in which the law is enacted. A valuation allowance reduces deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be recognized.

Income tax benefits credited to stockholders’ equity relate to tax benefits associated with amounts that are deductible for income tax purposes but do not affect earnings. These benefits are principally generated from employee exercises of nonqualified stock options and settlement of restricted stock awards.

We recognize positions taken or expected to be taken in a tax return, in the financial statements when it is more likely than not (i.e., a likelihood of more than fifty percent) that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit with greater than fifty percent likelihood of being realized upon ultimate settlement.

Transaction gains and losses resulting from the remeasurement of foreign deferred tax assets or liabilities are classified as other operating (income) expense, net in the consolidated statements of operations.

Share-based Compensation

Share-based Compensation

We use the Black-Scholes option pricing model to value stock options, which requires the use of subjective assumptions. These assumptions include the estimated length of time employees will retain their stock options before exercising them (the “expected term”), the expected volatility of our common share price over the expected term, the risk-free interest rate, the dividend yield and the forfeiture rate. With the exception of stock options issued with tandem SARs (see below), we recognize share-based compensation cost based on the grant date estimated fair value of each award, net of estimated forfeitures.

In connection with the Transactions, the Company issued stock options with tandem stock appreciation rights (SARs) in exchange for historical vested and unvested Tim Hortons stock options issued with SARs not surrendered as part of the Transactions. These stock options with tandem SARs are accounted for as cash settled awards, as these tandem awards allow the employee to exercise the stock option to receive common shares or to exercise the SAR and receive a cash payment in an amount equal to the difference between the market price of the common share on the exercise date and the exercise price of the stock option. The accounting for stock options with tandem SARs results in a revaluation of the liability to fair value at the end of each reporting period, which is generally classified as selling, general and administrative expenses in the consolidated statement of operations.

Share-based compensation cost is recognized over the employee’s requisite service period, which is generally the vesting period of the equity grant. For awards that have a cliff-vesting schedule, share-based compensation cost is recognized ratably over the requisite service period.

Restructuring

Restructuring

The determination of when we accrue for employee involuntary termination benefits depends on whether the termination benefits are provided under an on-going benefit arrangement or under a one-time benefit arrangement. We record charges for on-going benefit arrangements in accordance with ASC 712 Nonretirement Postemployment Benefits. We record charges for one-time benefit arrangements in accordance with ASC 420 Exit or Disposal Cost Obligations.

During 2014, we accrued $16.3 million of restructuring costs associated with the implementation of a restructuring plan that resulted in work force reductions throughout our Tim Hortons business in January 2015. Restructuring costs deemed probable and reasonably estimable at December 31, 2014 were accrued, including severance benefits and other compensation costs and training expenses that were provided under an on-going benefit arrangement. We expect to incur a total of $24.8 million in connection with this restructuring plan.

Retirement Plans

Retirement Plans

The funded status of our defined benefit pension plans and postretirement benefit plans are recognized in the consolidated balance sheets. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at December 31, the measurement date. The fair value of plan assets represents the current market value of contributions made to irrevocable trust funds, held for the sole benefit of participants, which are invested by the trust funds. For defined benefit pension plans, the benefit obligation represents the actuarial present value of benefits expected to be paid upon retirement. For postretirement benefit plans, the benefit obligation represents the actuarial present value of postretirement benefits attributed to employee services already rendered. Gains or losses and prior service costs or credits related to our pension plans are being recognized as they arise as a component of other comprehensive income (loss) to the extent they have not been recognized as a component of net periodic benefit cost.

We sponsor a pension plan for employees of Tim Hortons (the “Canadian Plan”), a defined contribution pension plan under the provisions of the Income Tax Act (Canada) and the Ontario Pension Benefits Act. All of our Tim Hortons Canadian employees meeting the eligibility requirements, including executives, are required to participate. A participant contributes 2% of their base salary, while we contribute an amount equal to 5% of their base salary. Participants can make voluntary additional contributions, which we match up to an additional 1% of base salary, subject to legislative maximum limits.

We also sponsor two defined contribution benefit plans for U.S. employees of Tim Hortons (the “U.S. Plans”), under the provisions of Section 401(k) of the U.S. Internal Revenue Code. The U.S. Plans are voluntary and provided to all our Tim Hortons U.S. employees who meet the eligibility requirements. The participant can contribute up to 75% of their base salary, subject to IRS limits, and we contribute a specified percentage and match a specified percentage of employees contributions, based on their eligibility under the specific plan.

We also sponsor the Burger King Savings Plan (the “Savings Plan”), a defined contribution plan under the provisions of Section 401(k) of the U.S. Internal Revenue Code. The Savings Plan is voluntary and is provided to all employees who meet the eligibility requirements. A participant can elect to contribute up to 50% of their compensation, subject to IRS limits, and we match 100% of the first 4% of employee compensation.

Aggregate amounts recorded in the consolidated statements of operations representing our contributions to the Canadian Plan, U.S. Plans and Savings Plan on behalf of restaurant and corporate employees was $1.3 million for 2014, $1.0 million for 2013 and $1.8 million for 2012. Our contributions made on behalf of restaurant employees are classified as cost of sales in our consolidated statements of operations, while our contributions made on behalf of corporate employees are classified as selling, general and administrative expenses in our consolidated statements of operations.

New Accounting Pronouncements

New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update that amended accounting guidance on revenue recognition. Under this guidance, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should disclose sufficient information to enable users of financial statements to understand the nature, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB issued an accounting standards update which deferred the effective date for adoption of the new revenue standard by one year. As such, this standard will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. Early adoption of the accounting standard is allowed as of the original effective date, which is for fiscal years, and interim periods within those years, beginning after December 15, 2016. The accounting standards update permits the use of either the retrospective or cumulative effect transition method. We are evaluating the impact of this accounting standards update on our consolidated financial statements and related disclosures. We have not yet selected a transition method nor have we determined the effect of the accounting standards update on our ongoing financial reporting.

In May 2014, the FASB issued an accounting standards update that amends accounting guidance on revenue recognition. Under this guidance, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should disclose sufficient information to enable users of financial statements to understand the nature, timing, and uncertainty of revenue and cash flows arising from contracts with customers. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. Early adoption is not permitted. The accounting standards update permits the use of either the retrospective or cumulative effect transition method. We are evaluating the impact of this accounting standards update on our consolidated financial statements and related disclosures. We have not yet selected a transition method nor have we determined the effect of the accounting standards update on our ongoing financial reporting.

In August 2014, the FASB issued an accounting standards update that amends accounting guidance on going concern. Under this guidance, an entity’s management is responsible for evaluating whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, with early application permitted. The adoption of this accounting standards update is not expected to have an impact on our consolidated financial statements and related disclosures.

In November 2014, the FASB issued an accounting standards update to eliminate the use of different methods in practice and thereby reduce existing diversity under U.S. GAAP in the accounting for hybrid financial instruments issued in the form of a share. The amendments in this accounting standards update do not change the current criteria under U.S. GAAP for determining when separation of certain embedded derivative features in a hybrid financial instrument is required. The amendments clarify how current U.S. GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. Additionally, this accounting standards update clarifies that, in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features when considering how to weight those terms and features. The amendments in this accounting standards update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, with early adoption permitted. We early adopted the provisions of this accounting standards update and it did not have a significant impact on our consolidated financial statements.

In January 2015, the FASB issued an accounting standards update that eliminates from U.S. GAAP the concept of extraordinary items. Under this guidance, an entity is no longer permitted to separately classify, present, and disclose extraordinary events and transactions in the statement of operations. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015, with early application permitted. The adoption of this accounting standards update is not expected to have an impact on our consolidated financial statements and related disclosures.

In April 2015, the FASB issued an accounting standards update that changed the presentation of debt issuance costs in financial statements. Under the new guidance, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. During the three months ended September 30, 2015, we adopted this updated standard, which required retrospective application and resulted in the reclassification of debt issuance costs of $20.5 million and $9.1 million from Inventories and other current assets, net and $129.6 million and $33.9 million from Other assets, net to a reduction of $150.1 million and $43.0 million in Term debt, net of current portion in our condensed consolidated balance sheet as of December 31, 2014 and 2013, respectively. Other than this change in presentation, this accounting standards update did not have an impact on our consolidated financial position, results of operations or cash flows. See Note 10, Long Term Debt for more information.